Note Non-consolidated VIEs (Carrying amount and classification of assets related to the Corporation's VI in non-consolidated VIEs, PRLP 2011 Holdings, LLC and max exposure to loss) (Detail) - PRLP 2011 Holding, LLC - USD ($)
$ in Thousands
	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	$ 14,059	$ 28,324
Liabilities	(18,808)	(2,685)
Net assets	(4,749)	25,639
Maximum exposure to loss	0	25,639
Loan
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	980	4,652
Advances Working Capital Line
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	579	426
Advances Advance Facility
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	401	4,226
Accrued Income Receivable
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Net assets	10	22
Equity Method Investments
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	13,069	23,650
Deposits
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Liabilities	$ (18,808)	$ (2,685)